Filed with the U.S. Securities and Exchange Commission on November 16, 2023
1933 Act Registration File No. 333-68740
1940 Act File No. 811-10487

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	65	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	66	[	X	]

(Check appropriate box or boxes.)

Hotchkis and Wiley Funds
(Exact Name of Registrant as Specified in Charter)

601 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5704
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (213) 430-1000

Anna Marie Lopez
601 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5704
Copy to:
Joseph Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, IL 60601

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 18, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Filed with the U.S. Securities and Exchange Commission on November 16, 2023
1933 Act Registration File No. 333-68740
1940 Act File No. 811-10487

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 64 (the “Amendment”) relating to HW Opportunities MP Fund was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 6, 2023, and pursuant to Rule 485(a) would have become effective on November 20, 2023.

This Post-Effective Amendment No. 65 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 18, 2023 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 65 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 64.

Filed with the U.S. Securities and Exchange Commission on November 16, 2023
1933 Act Registration File No. 333-68740
1940 Act File No. 811-10487

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Los Angeles and the State of California on the 16th day of November, 2023.

Hotchkis & Wiley Funds
By: /s/ Anna Marie Lopez
Anna Marie Lopez
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 65 to the Registrant's registration statement has been signed below on November 16, 2023 by the following persons in the capacities indicated.

Filed with the U.S. Securities and Exchange Commission on November 16, 2023
1933 Act Registration File No. 333-68740
1940 Act File No. 811-10487

Signature	Title
Randall H. Breitenbach*	Trustee
Randall H. Breitenbach

Alejandra C. Edwards*	Trustee
Alejandra C. Edwards

Marcy Elkind*	Trustee
Marcy Elkind

Robert Fitzgerald*	Trustee
Robert Fitzgerald

George H. Davis, Jr.*	Trustee
George H. Davis, Jr.

H. Thomas Hicks*	Trustee
H. Thomas Hicks

/s/Anna Marie Lopez	Principal Executive Officer
Anna Marie Lopez

/s/James Menvielle	Principal Financial and Accounting Officer
James Menvielle

* By: /s/Anna Marie Lopez Anna Marie Lopez *Attorney-in-fact pursuant to the Power of Attorney previously filed and incorporated by reference.